BASIS OF PRESENTATION AND MANAGEMENT PLANS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
BASIS OF PRESENTATION AND MANAGEMENT PLANS

NOTE 2—BASIS OF PRESENTATION AND MANAGEMENT PLANS

The Company has not generated any revenue from the sale of products since its inception. The Company has experienced net losses since its inception and has an accumulated deficit of $45.0 million and $15.4 million as of September 30, 2014 and December 31, 2013, respectively. The Company expects to incur losses and have negative net cash flows from operating activities as it expands its portfolio and engages in further research and development activities, particularly conducting preclinical studies and clinical trials.

The accompanying unaudited Condensed Financial Statements have been prepared in accordance with generally accepted accounting principles for interim financial information. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. In the opinion of the Company’s management, the accompanying Condensed Financial Statements contain all adjustments (consisting of normal recurring accruals and adjustments) necessary to present fairly the financial position, results of operations and cash flows of the Company at the dates and for the periods indicated. Amounts formerly included in the due to related party caption have been reclassified to conform to the current period’s classification under other current liabilities. The interim results for the period ended September 30, 2014 are not necessarily indicative of results for the full 2014 fiscal year or any other future interim periods.

The success of the Company depends on its ability to develop its technologies to the point of U.S. Food and Drug Administration (“FDA”) approval and subsequent revenue generation or through the sale, merger, or other transfer of all or substantially all of the Company’s assets and, accordingly, to raise enough capital to finance these developmental efforts. In the future, management will need to raise additional capital to finance the continued operating and capital requirements of the Company. Any amounts raised will be used to further develop the Company’s technologies, acquire additional product licenses and for other working capital purposes. There can be no assurances that the Company will be able to secure such additional financing, or if available, that it will be sufficient to meet its needs. If the Company cannot obtain adequate working capital, it will be forced to curtail its planned business operations.

NOTE 2—BASIS OF PRESENTATION AND MANAGEMENT PLANS

The Company is a development stage enterprise and since inception has not generated any revenue from the sale of products. The Company has experienced net losses since its inception and has an accumulated deficit of $15,434,469 and $6,421,969 as of December 31, 2013 and 2012, respectively. The Company expects to incur losses and have negative net cash flows from operating activities as it expands its portfolio and engages in further research and development activities, particularly conducting preclinical studies and clinical trials.

We previously were classified as a “development stage entity” under U.S. GAAP and, as such, were required to present inception-to-date information in our statements of operations, stockholders’ equity and cash flows. In June 2014, the Financial Accounting Standards Board issued an accounting standards update that eliminates the concept of a development stage entity from U.S. GAAP and removes the related incremental reporting requirements, which we elected to early adopt. See Note 3 to our unaudited financial statements for additional information on this new standard. Accordingly, in contrast to our financial statements included in our final prospectus filed with the Securities and Exchange Commission in June 2014, the financial statements contained in this prospectus do not include inception-to-date information.

Cash resources as of December 31, 2013 and 2012 were $22,357,478 and $8,651,390, respectively. Based on its resources as of December 31, 2013 and the Company’s current operating plans, which include the initiation of clinical studies, the Company believes that it has sufficient capital to fund its operations into the second quarter of 2015. The Company may need to raise additional capital to continue its operations beyond the second quarter of 2015. The Company’s continued operations will depend on its ability to raise additional funds through various potential sources, including without limitation, equity and/or debt financings, or through strategic partnerships with other pharmaceutical companies, which may include the transfer of rights to its licensed technologies. The Company currently intends to fund operations from cash on hand and through sources of capital similar to those previously described.

The success of the Company depends on its ability to develop its technologies to the point of FDA approval and subsequent revenue generation or through the sale, merger, or other transfer of all or substantially all of the Company’s assets and, accordingly, to raise enough capital to finance these developmental efforts. In the future, management will need to raise additional equity capital to finance the continued operating and capital requirements of the Company. Any amounts raised will be used to further develop the Company’s technologies, acquire additional product licenses and for other working capital purposes. There can be no assurances that the Company will be able to secure such additional financing, or if available, that it will be sufficient to meet its needs. If the Company cannot obtain substantial working capital, it will be forced to curtail its planned business operations.